BORROWINGS	12 Months Ended
Dec. 31, 2022
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
BORROWINGS	BORROWINGS
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, and non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in the United States and Europe consist of both fixed and floating interest rate debt indexed to the Secured Overnight Financing Rate (“SOFR”), the Sterling Overnight Index Average (“SONIA”), the London Interbank Offered Rate (“LIBOR”) and the Euro Interbank Offered Rate ("EURIBOR"). The company uses interest rate swap agreements in the United States and Colombia to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia include floating interest rates of Indicador Bancario de Referencia rate (“IBR”), the Banco Central de Colombia short-term interest rate, or Colombian Consumer Price Index (“IPC”), the Banco Central de Colombia inflation rate, plus a margin.
Effective January 1, 2022, SONIA replaced £ LIBOR, and Euro Short-term Rate (“€STR”) replaced € LIBOR. It is also currently expected that SOFR will replace US$ LIBOR prior to June 30, 2023 and the Canadian Overnight Repo Rate Average (“CORRA”) is expected to replace CDOR after June 28, 2024.
As at December 31, 2022, the company’s floating rate borrowings have not been materially impacted by SONIA and €STR reforms. The company has a transition plan for the replacement of US$ LIBOR with the Secured Overnight Financing Rate (“SOFR”) benchmark on June 30, 2023. This plan involves certain amendments to the contractual terms of US$ LIBOR referenced floating rate borrowings, interest rate swaps, interest rate caps and updates to hedge designations. These are not expected to have a material impact.
The composition of non-recourse borrowings as at December 31 is presented in the following table:

	December 31, 2022				December 31, 2021
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Weighted-average interest rate (%)	Term (years)(3)	Carrying value	Estimated fair value	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)
Hydroelectric (2)	8.2	7	$6,612	$5,945	5.1	7	$6,160	$6,543
Wind	5.2	8	2,331	2,230	3.7	9	2,416	2,577
Utility-scale solar	5.5	13	4,041	3,926	4.1	13	4,110	4,365
Distributed energy & sustainable solutions	3.0	11	796	746	3.9	12	860	912
Total	6.6	9	$13,780	$12,847	4.5	9	13,546	$14,397
Add: Unamortized premiums and discounts(4)			17				57
Less: Unamortized financing fees(4)			(82)				(91)
Less: Current portion			(1,299)				(1,452)
			$12,416				$12,060
(1)Includes $1 million (2021: $8 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $15 million (2021: nil) outstanding to an associate of Brookfield. Refer to Note 28 - Related party transactions for more details.
(3)Excluding non-permanent financings, total weighted-average term is 9 years.
(4)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
Future repayments of the company’s non-recourse borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2023	2024	2025	2026	2027	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$734	$671	$509	$778	$477	$3,443	$6,612
Wind	197	243	149	153	143	1,446	2,331
Utility-scale solar	302	203	209	221	213	2,893	4,041
Distributed energy & sustainable solutions	66	43	39	38	33	577	796
	$1,299	$1,160	$906	$1,190	$866	$8,359	$13,780
The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2022	2021
Non-recourse borrowings
Unamortized financing fees and discounts, beginning of year	$(91)	$(93)
Additional financing fees and discounts	(19)	(14)
Amortization of financing and discounts fees	14	13
Foreign exchange translation and other	14	3
Unamortized financing fees and discounts, end of year	$(82)	$(91)
The following table outlines the financing and refinancing completed for the year ended December 31, 2022:

Period Closed	Region	Technology	Average Interest rate[1]		Maturity	Carrying Value
Q1 2022	Colombia	Hydroelectric	8.66%	Financing	2032	COP 200 billion ($53 million)
Q1 2022	Colombia	Hydroelectric	IPC	Financing	2029-2037	COP 356 billion ($95 million)
Q1 2022	Colombia	Hydroelectric	IBR	Financing	2032	COP 200 billion ($53 million)
Q1 2022	Brazil	Utility-scale solar	IPCA	Financing	2045	BRL 150 million ($29 million)
Q1 2022	U.S.	Hydroelectric	3.62%	Refinancing	2032	$170 million
Q1 2022	U.S.	Hydroelectric	SOFR	Refinancing	2026	$35 million
Q2 2022	Brazil	Utility-scale solar	IPCA	Financing	2045	BRL 300 million ($63 million)
Q2 2022	Brazil	Wind	CDI	Financing	2024	BRL 500 million ($96 million)
Q2 2022	Europe	Utility-scale solar	3.36%	Refinancing	2039	€66 million ($70 million)
Q2 2022	Colombia	Hydroelectric	IBR	Financing	2032	COP 400 billion ($97 million)
Q2 2022	Colombia	Hydroelectric	IBR	Financing	2030	COP 100 billion ($24 million)
Q2 2022	Colombia	Hydroelectric	IBR	Financing	2030	COP 50 billion ($12 million)
Q2 2022	Colombia	Hydroelectric	IBR	Financing	2034	COP 100 billion ($24 million)
Q2 2022	Colombia	Hydroelectric	IBR	Financing	2027	COP 219 billion ($53 million)
Q2 2022	Colombia	Hydroelectric	IBR	Financing	2029	COP 594 billion ($144 million)
Q2 2022	Colombia	Hydroelectric	IBR	Refinancing	2030	COP 237 billion ($57 million)
Q3 2022	Colombia	Hydroelectric	IBR	Financing	2030	COP 315 billion ($71 million)
Q3 2022	U.S.	Distributed generation	6.50%	Financing	2032	$14 million
Q3 2022	U.S.	Hydroelectric	SOFR	Refinancing	2024	$12 million
Q4 2022	Colombia	Hydroelectric	IBR	Financing	2032	COP 252 billion ($53 million)
Q4 2022	Chile	Various	SOFR	Financing	2034	$200 million
Q4 2022	Brazil	Utility-scale solar	IPCA	Financing	2046	BRL 450 million ($87 million)

In the first quarter of 2022, the Company increased its revolving credit facility associated with the distributed generation portfolio in the United States by $50 million to a total of $150 million and agreed to amend its maturity to March 2025.
In the second quarter of 2022, the Company increased its revolving credit facility capacity associated with the United States business by $250 million to a total of $750 million.
In the fourth quarter of 2022, the Company extended the maturity of its COP 3 trillion facility associated with the Colombia hydroelectric assets to 2047.
In the fourth quarter of 2022, Brookfield Renewable extended the maturity of its BRL 350 million ($68 million) facility associated with a portfolio of Brazilian solar assets to 2047.
Supplemental Information
The following table outlines changes in the company's borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities(1)	Non-cash
			Transfer to Held for sale	Disposal	Other(2)	December 31
2022
Non-recourse borrowings	$13,512	926	(171)	—	(552)	$13,715
2021
Non-recourse borrowings	$12,822	1,462	—	(362)	(410)	$13,512
(1)Excludes $(20) million (2021: $51 million) of net cash flow from financing activities related to tax equity recorded on the consolidated statements of cash flows.
(2)Includes foreign exchange and amortization of unamortized premium and financing fees.